Net Income/(Loss) Per Share (Narrative) (Details) - shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
NET INCOME/(LOSS) PER SHARE [Abstract]
Included weighted-average share options	830,000	697,112	22,170,185
Included weighted-average preferred shares	0	0	79,581,010